Cover	Jul. 01, 2026
Cover [Abstract]
Entity Registrant Name	374WATER INC.
Entity Central Index Key	0000933972
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 01, 2026
Entity File Number	001-27866
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	88-0271109
Entity Address Address Line 1	100 Southcenter Court
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Morrisville
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27560
City Area Code	440
Local Phone Number	601-9677
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	SCWO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false